CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS
Schedule of components of cash and cash equivalents

	December 31,
	2012	2011
Ruble current accounts	$243,693	$300,057
Ruble deposit accounts	116,881	934,169
U.S. Dollar current accounts	41,508	321,949
U.S. Dollar deposit accounts	50,000	101,600
Euro current accounts	166,642	25,770
Euro deposit accounts	—	2,600
Hryvna current accounts	8,763	10,873
Hryvna deposit accounts	77,130	—
Uzbek som current accounts	11,960	150,547
Turkmenian manat current accounts	5,760	1,501
Armenian dram current accounts	2,457	1,616
Other	9	144

Total cash and cash equivalents	$724,803	$1,850,826